Accrued Expenses and Other Current Liabilities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Current Liabilities [Line Items]
Value-added tax rate	17.00%
Business tax rate	5.00%